RELATED PARTY BALANCES AND TRANSACTIONS (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Loans issued to/ (collected from) related party	¥ 104,500	¥ 3,016,312	¥ (1,462,988)
Loans received from/ (repaid to) related party	639,250	(420,559)	4,157,146
Puxin
Related Party Transaction [Line Items]
Loans issued to/ (collected from) related party		3,238,919	(1,124,893)
Zhuoyue
Related Party Transaction [Line Items]
Loans issued to/ (collected from) related party	4,500	(663,463)
Loans received from/ (repaid to) related party	706,250	(435,193)	(917,884)
Pucheng Credit
Related Party Transaction [Line Items]
Loans issued to/ (collected from) related party	100,000	441,667	(498,500)
Loans received from/ (repaid to) related party	1,000	(816)	(6,656)
Tianda Xinan
Related Party Transaction [Line Items]
Loans issued to/ (collected from) related party			119,139
Fuan Yida
Related Party Transaction [Line Items]
Loans received from/ (repaid to) related party	¥ (68,000)		500
Junhua
Related Party Transaction [Line Items]
Loans received from/ (repaid to) related party			5,085,476
Other related parties
Related Party Transaction [Line Items]
Loans issued to/ (collected from) related party		(811)	41,266
Loans received from/ (repaid to) related party		¥ 15,450	¥ (4,290)